Average Annual Total Returns (Vanguard Short-Term Corporate Bond Index Fund Participant)	Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Barclays U.S. 1-5 Year Corporate Bond Index Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.37%	1.52%
Since Inception	3.03%	3.26%